Assets and liabilities held for sale - Narrative (Details) £ in Thousands, $ in Millions				1 Months Ended		3 Months Ended			12 Months Ended
	Oct. 14, 2022 USD ($)	Feb. 03, 2022 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) dispensary	Jan. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	May 04, 2021 USD ($)
Eureka | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		$ 3.0
Consideration, cash		0.3
Consideration, notes receivable		$ 2.8
Pueblo West Organics assets | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal						$ 0.3
HMS Assets | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal					$ 1.5
Total consideration														$ 24.6
Consideration, notes receivable					$ 2.2									$ 22.4
Phytoscience Management Group, Inc | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration												$ 2.8
Percentage of assets disposed												100.00%
Rokshaw Limited | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £											£ 3,500
Rokshaw Limited | Disposed by sale | Payable upon signing of definitive agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £											500
Rokshaw Limited | Disposed by sale | Payable upon closing of sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £											1,850
Rokshaw Limited | Disposed by sale | Payable on first anniversary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £											450
Rokshaw Limited | Disposed by sale | Payable on second anniversary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | £											£ 450
Acres Assets | Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration				$ 3.3					$ 3.3
Consideration, cash				1.1
Consideration, notes receivable				$ 2.2					$ 2.2
North Shore Assets | Disposed by sale | Subsequent events
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration										$ 2.8
GR Companies, Inc. | Illinois Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed medical dispensaries | dispensary									3
Number of adult use dispensaries | dispensary									9
Proceeds from sale of rights, retained									$ 25.0
Proceeds from sale of rights, remitted									$ 25.0
Proceeds retained									50.00%
Threshold amount retained									$ 50.0
Proceeds remitted									50.00%
Payments for sale of rights, cash									$ 25.0
Payments for sale of rights, equity									$ 30.0
Exit payment option exercised	$ 28.3
GR Companies, Inc. | Illinois Assets | Parallel Illinois, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received as deposits			$ 10.0					$ 10.0
Settlement amount													$ 0.5
Total consideration			100.0
Consideration, cash			$ 60.0
GR Companies, Inc. | Grassroots Oklahoma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal								$ 1.0
GR Companies, Inc. | Little Rock, Arkansas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal							$ 4.5